Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment

Depreciation is calculated based on the straight-line method over the estimated useful lives of the assets, as the following annual rates:

%

Research equipment and software	25-33
Furniture and office equipment	7